Consolidated statement of comprehensive income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of comprehensive income
Revenue:	₽ 41,135	₽ 40,622	₽ 35,941
Payment processing fees	33,397	34,326	30,736
Interest revenue calculated using the effective interest rate	3,453	2,390	1,961
Fees from inactive accounts and unclaimed payments	1,771	1,952	1,806
Other revenue	2,514	1,954	1,438
Operating costs and expenses:	(29,130)	(26,558)	(23,964)
Cost of revenue (exclusive of items shown separately below)	(18,022)	(16,494)	(14,075)
Selling, general and administrative expenses	(3,228)	(2,733)	(3,442)
Personnel expenses	(6,390)	(6,108)	(5,192)
Depreciation and amortization	(1,130)	(1,101)	(1,066)
Credit loss (expense)/income	(336)	(90)	12
Impairment of non-current assets	(24)	(32)	(201)
Profit (loss) from operations	12,005	14,064	11,977
Gain on disposal of an associate	8,177
Share of gain/(loss) of an associate and a joint venture	306	663	258
Foreign exchange gain/(loss), net	(29)	(199)	(172)
Interest income and expenses, net	92	(68)	(18)
Other income and expenses, net	65	(95)	(91)
Profit before tax from continuing operations	20,616	14,365	11,954
Income tax expense	(3,080)	(3,119)	(2,513)
Net profit from continuing operations	17,536	11,246	9,441
Discontinued operations
Loss after tax from discontinued operations		(2,308)	(4,554)
Net profit	17,536	8,938	4,887
Attributable to:
Equity holders of the parent	17,399	8,842	4,832
Non-controlling interests	137	96	55
Foreign currency translation:
Exchange differences on translation of foreign operations	(12)	229	(229)
Net loss recycled to profit or loss upon disposal		45
Debt securities at fair value through other comprehensive income (FVOCI):
Net gain/(loss) arising during the period, net of tax	(204)	32	41
Net gains recycled to profit or loss upon disposal	(2)	(47)	(26)
Total other comprehensive income/(loss), net of tax	(218)	259	(214)
Total comprehensive income, net of tax	17,318	9,197	4,673
Attributable to:
Equity holders of the parent	17,181	9,092	4,623
Non-controlling interests	₽ 137	₽ 105	₽ 50
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	₽ 278.68	₽ 142.04	₽ 78.20
Diluted, profit attributable to ordinary equity holders of the parent	278.59	141.66	77.60
Earnings per share for continuing operations
Basic, profit from continuing operations attributable to ordinary equity holders of the parent	278.68	179.11	151.91
Diluted, profit from continuing operations attributable to ordinary equity holders of the parent	₽ 278.59	₽ 178.64	₽ 150.74